Condensed Financial Information Of Registrant (Schedule Of Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Investment in subsidiaries	$ 0		$ 0
Other assets	105.6		93.1
Total assets	6,378.3		6,463.9
Junior subordinated debentures	311.5		311.5
Due to subsidiaries	0		0
Accrued underwriting expense	78.5		84.3
Other liabilities	31.7		27.1
Total liabilities	4,915.3		4,854.3
Shareholders' equity	1,463.0		1,609.6		1,594.3	1,352.9
Total liabilities and shareholders' equity	6,378.3		6,463.9
Registrant [Member]
Other investments, unrealized loss on foreign currency exchange forward contracts	(1.0)		0
Short-term investments	0.2		0.2
Investment in subsidiaries	1,530.6		1,740.4
Other assets	6.8		5.9
Total assets	1,536.6		1,746.5
Junior subordinated debentures	64.4		64.4
Intercompany note payable	0	[1]	58.9	[1]
Due to subsidiaries	0.3		3.0
Accrued underwriting expense	8.4		10.1
Other liabilities	0.5		0.5
Total liabilities	73.6		136.9
Shareholders' equity	1,463.0		1,609.6
Total liabilities and shareholders' equity	$ 1,536.6		$ 1,746.5

[1]	In December 2010, select intercompany transactions with one subsidiary were converted to a note payable agreement which began accruing interest retroactively to March 1, 2010. Some of these transactions had previously been reflected in "Due to subsidiaries."